CREDIT SERVICES ORGANIZATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans and Leases Receivable Disclosure [Line Items]
Liability for losses on CSO lender-owned consumer loans	$ 12,007	$ 17,795	$ 17,052
Credit Services Organization Programs
Loans and Leases Receivable Disclosure [Line Items]
Credit services organization, fees receivable	14,300	14,500
Liability for losses on CSO lender-owned consumer loans	12,007	17,795
Amounts placed in collateral accounts	$ 17,200	17,900
Credit Services Organization Programs | Minimum
Loans and Leases Receivable Disclosure [Line Items]
CSO program loan terms	6 months
Credit Services Organization Programs | Maximum
Loans and Leases Receivable Disclosure [Line Items]
CSO program loan terms	18 months
Credit Services Organization Programs | Financial Guarantee
Loans and Leases Receivable Disclosure [Line Items]
Guarantor obligations, maximum exposure, undiscounted	$ 66,900	$ 65,200